Summary of Significant Accounting Policies (Schedule of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016
Goodwill [Roll Forward]
Goodwill	$ 16,695	$ 18,102
Changes in currency translation and other	(1,433)	(1,412)
Acquisitions	1,775	5
Goodwill	17,037	16,695
Walmart U.S.
Goodwill [Roll Forward]
Goodwill	461	461
Changes in currency translation and other	0	0
Acquisitions	1,775	0
Goodwill	2,236	461
Walmart International
Goodwill [Roll Forward]
Goodwill	15,921	17,328
Changes in currency translation and other	(1,433)	(1,412)
Acquisitions	0	5
Goodwill	14,488	15,921
Sam's Club
Goodwill [Roll Forward]
Goodwill	313	313
Changes in currency translation and other	0	0
Acquisitions	0	0
Goodwill	$ 313	$ 313